Note 1. Business Description and Nature of Operations	6 Months Ended
Jun. 30, 2014
Notes
Note 1. Business Description and Nature of Operations

NOTE 1.                BUSINESS DESCRIPTION AND NATURE OF OPERATIONS

Organization

Ibex Advanced Mortgage Technology, formerly Top To Bottom Pressure Washing, Inc., was formed as a Limited Liability Company effective on May 26, 2006 under the Laws of the State of Florida.  On June 1, 2012 the Company was converted into a Florida Profit Corporation, and on June 25, 2014, the Company changed its name to Ibex Advanced Mortgage Technology to reflect the change in business direction.

We intend to operate a financial services platform that will interface with mortgage brokers to create financial efficiencies and generate substantial profits while remaining independent of extraneous market forces that could affect the profitability of our business. Once we acquire a mortgage bank, we will use the proprietary software developed by our President and Chairman William Coleman, for quick and accurate mortgage loan approvals.

The Company is headquartered in Sarasota, Florida.  The elected year end is December 31.